Senior Secured Credit Facility	9 Months Ended
Sep. 30, 2017
Senior Secured Credit Facility
Senior Secured Credit Facility

8.    Senior Secured Credit Facility

On May 17, 2017, the Company entered into an amendment (the “First Amendment”) to the Credit Agreement, dated as of December 1, 2016 (the “Credit Agreement” and as amended by the First Amendment, the “Amended Credit Facility”) by and among the Company, as borrower, each of the lenders party thereto and Woodforest National Bank, as administrative agent (the “Administrative Agent”). The First Amendment, among other things, modified the terms of the Credit Agreement to (i) increase the Credit Agreement’s revolving credit commitments (the “Revolving Facility”) from $1.0 million to $20.0 million, (ii) decrease the Credit Agreement’s advance term loan commitments (the “Advance Loan Facility”) from $10.0 million to $0 and (iii) amend both the scheduled maturity date of the Revolving Facility and the Advance Loan Facility to be May 17, 2021. Additionally, the First Amendment increased the accordion feature of the Revolving Facility from $1.0 million to $10.0 million, which may be elected by the Company at any time prior to the scheduled maturity date of the Revolving Facility so long as no default or event of default shall have occurred and be continuing and provided that no lender has any obligation to increase its own revolving credit commitment.

The Amended Credit Facility permits extensions of credit up to the lesser of $20.0 million and a borrowing base that is determined by calculating the amount equal to the sum of (i) 80% of the Eligible Accounts (as defined in the Amended Credit Facility), (ii) 65% of the Eligible Inventory/Equipment Value (Appraised) (as defined in the Amended Credit Facility) and (iii) 75% of the Eligible Inventory/Equipment Value (New Build, Acquired or Upgraded) (as defined in the Amended Credit Facility). The borrowing base is calculated on a monthly basis pursuant to a borrowing base certificate delivered by us to the Administrative Agent and an annual appraisal on the equipment delivered to the Administrative Agent (provided that the Administrative Agent may, at its discretion, require a desktop appraisal on equipment every six months). As of September 30, 2017, the borrowing base certificate delivered by us under the Revolving Facility reflected a borrowing base as of such date of $20.0 million.

Borrowings under the Amended Credit Facility bear interest at a one-month London Interbank Offered Rate, or LIBOR, plus an applicable margin and interest shall be payable monthly. The applicable margin ranges from 3.00% to 4.00% depending on our leverage ratio.

The Revolving Facility also includes a monthly commitment fee that we pay on undrawn amounts of the Revolving Facility in a range from 0.1875% to 0.50% depending on our leverage ratio; provided, however that we will not be required to pay such commitment fee for any month when we have outstanding borrowings greater than 50.0% of the commitments under the Revolving Facility. During the continuance of an event of default, overdue amounts under the Amended Credit Facility has a scheduled maturity date of May 17, 2021.

The Credit Agreement contains representations, warranties and covenants that are customary for similar credit arrangements, including, among other things, covenants relating to (i) financial reporting and notification, (ii) payment of obligations, (iii) compliance with applicable laws, (iv) notification of certain events and (v) solvency.

The Amended Credit Facility contains certain covenants, restrictions and events of default including, but not limited to, a change of control restriction and limitations on our ability to (i) incur indebtedness, (ii) issue preferred equity, (iii) pay dividends or make other distributions, (iv) prepay, redeem or repurchase certain debt, (v) make loans and investments, (vi) sell assets, (vii) acquire assets, (viii) incur liens, (ix) enter into transactions with affiliates, (x) consolidate or merge and (xi) enter into hedging transactions. Our Company’s obligations under the Amended Credit Facility are secured by substantially all of our assets.

The Amended Credit Facility initially requires that we maintain, at all times, a ratio of net funded indebtedness to consolidated EBITDA of not more than 2.50 to 1.00, provided that net funded indebtedness is subject to a cash adjustment with respect to any unrestricted cash and cash equivalents of the Borrower and its subsidiaries in an amount equal to the lesser of $10.0 million or 50% of unrestricted cash and cash equivalents of the Company and its subsidiaries. The Amended Credit Facility also requires that we maintain, at all times, a ratio of consolidated EBITDA to fixed charges of not less than 1.25 to 1.00. We were in compliance with all such ratios as of September 30, 2017. Additionally, our capacity to make capital expenditures is capped at $80.0 million for each fiscal year plus, for fiscal years beginning on January 1, 2019, any unused availability for capital expenditures from the immediately preceding fiscal year; provided, however, that we are permitted to make any capital expenditures in an amount equal to the proceeds of equity contributions made to us used to fund such capital expenditures.

As of September 30, 2017, we had no borrowings under the Revolving Credit Facility outstanding with $20.0 million revolving commitments available.